LEASE - Other information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
LEASE
Operating cash flows from operating leases	¥ 12,887	$ 1,868
ROU assets obtained in exchange for operating lease liabilities	¥ 105,200	$ 15,253
Weighted-average remaining lease terms (in years)	4 years	4 years
Weighted-average discount rate	5.75%	5.75%